Loss per share - Summary of earnings per share (Detail) - AUD ($)	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Earnings per share [abstract]
Loss after income tax attributable to the owners of Kazia Therapeutics Limited	$ (12,552,490)	$ (10,453,811)
Weighted average number of ordinary shares used in calculating diluted loss per share	1,560,213,259	425,157,427
Weighted average number of ordinary shares used in calculating diluted loss per share	1,560,213,259	425,157,427
Basic loss per share	$ (0.00805)	$ (0.02459)
Diluted loss per share	$ (0.00805)	$ (0.02459)